Significant Accounting Policies - Basis of presentation and use of estimates (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Basis of presentation and use of estimates
Amount reclassified from accrued expenses and other current liabilities to accounts payable to enhance comparability with industry peers		$ 77,800
Prepaid expenses and other current assets	$ 407,373	135,416
Convertible debt	$ 153,092
ASU 2015-03
Basis of presentation and use of estimates
Prepaid expenses and other current assets		4,900
Convertible debt		$ (4,900)